GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
GOING CONCERN
Cash	$ 94,881	$ 1,167	$ 1,811
Net stockholders' deficit	(49,504)	(132,222)	$ (124,662)
Outstanding liabilities	$ 144,385	$ 133,389